Income Taxes - Schedule of Provision for (Benefit from) Income Taxes Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income taxes:
Federal	$ (4.4)	$ 31.2	$ 98.4
State	(1.6)	4.9	13.0
Foreign	5.5	(0.2)	7.8
Total current	(0.5)	35.9	119.2
Deferred income taxes:
Federal	(35.3)	(16.6)	(44.0)
State	(2.8)	(1.0)	(1.7)
Foreign	(3.9)	(1.6)	(4.3)
Total deferred	(42.0)	(19.2)	(50.0)
Provision for (benefit from) income taxes	$ (42.5)	$ 16.7	$ 69.2